Offerings	Mar. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A shares representing limited partner interests
Maximum Aggregate Offering Price	$ 938,900,000.00
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 938,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 129,662.09
Offering Note	(1a) This registration statement registers such indeterminate number of Class A shares representing limited partnership interests ("Class A shares") in Plains GP Holdings, L.P. ("Plains GP") as shall have a maximum aggregate offering price not to exceed $938,900,000.00. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A shares being registered hereunder include such indeterminate number of Class A shares as may be issuable with respect to the Class A shares being registered hereunder as a result of splits, dividends or similar transactions. (1b) The proposed maximum aggregate offering price for the Class A shares will be determined from time to time by the registrant in connection with the issuance of the Class A shares registered hereunder and is not specified as to the Class A shares pursuant to Instruction 2.A.ii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3 under the Securities Act, or the Securities Act. (1c) Estimated solely for the purposes of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. (1d) See Note (1) to Table 2 below.